Summary of Significant Accounting Policies (Details Textual) - USD ($)		1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
		May 22, 2020	Feb. 29, 2020	Feb. 14, 2020	Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018	Jun. 30, 2020 [1]	Sep. 30, 2019	Jun. 30, 2019	Jun. 04, 2019	Jun. 02, 2019 [2]
Summary of Significant Accounting Policies (Textual)
Common stock, shares, issued												10,000
Insurance coverage					$ 250,000
Public Offering					476,189
Underwriter discount					3,500,000
Tangible assets					5,000,001
Stock split, description				The Company completed a stock split of 1 to 575 shares of Class B common stock, resulting in 5,750,000 shares of Class B common stock issued and outstanding.
Federal depository insurance coverage				$ 250,000
Total assets				50,001	177,329,013	$ 1
Total cash and cash equivalents				50,000	315,105
Total liabilities				50,325	1,853,076	278
Contingently redeemable preferred stock
Total members deficit				$ (324)	$ 5,000,006	(277)	[1]		$ 5,000,006	$ 1	$ 1		$ 1
EOS ENERGY STORAGE, LLC [Member]
Summary of Significant Accounting Policies (Textual)
Stock split					10,000 shares of the Company’s common stock were issued to B. Riley Principal Investments, LLC. On February 3, 2020, the Company conducted a 1:575 stock split and reclassification, resulting in B. Riley Principal Investments, LLC holding 5,750,000 shares of Class B common stock (the “Founder Shares”).
Total assets					$ 22,293,000	13,057,000		$ 15,046,000
Total cash and cash equivalents					6,534,000	862,000		5,498,000
Total liabilities					132,469,000	87,414,000		13,872,000
Convertible notes payable					108,353,000	76,559,000		2,350,000
Contingently redeemable preferred stock
Total members deficit					$ (228,800,000)	$ (183,722,000)		(104,374,000)
Business combination, description					The Company entered into a merger agreement to merge with B. Riley Principal Merger Corp. II ("BMRG II"). BMRG II is a special acquisition company ("SPAC") incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the "SPAC transaction"). The SPAC transaction is currently expected to close in November 2020 and would allow all holders of the Company's equity and equity-linked securities to receive common stock of the continuing public company, BMRG II. Accordingly, as part of the closing of the SPAC transaction, the Company currently expects substantially all the total amounts owed on the Company's outstanding convertible notes will be converted into shares of the continuing public company. The merger would result in a net increase in cash to the Company of between approximately $97.8 million, assuming maximum shareholder redemptions permitted under the Business Combination Agreement, and $204.6 million, assuming minimum shareholder redemption. Management plans to use these proceeds, among other things, to fund the Company's obligations as they become due. While management believes they will be able to close the SPAC transaction in the fourth quarter of 2020, no assurance can be provided that such transaction will close or on terms that are acceptable to the Company. If the Company is unable to close the SPAC transaction, management plans to obtain additional outside capital to fund the Company's current cost structure through the issuance of Series E Preferred shares and modify the terms of the Company's outstanding convertible notes to, among other things, extend the current amounts owed to future periods. While management believes they would be able to issue Series E Preferred shares and modify the terms of the Company's outstanding convertible notes in the event the SPAC transaction fails to close, no assurance can be provided that such issuance and modification will occur or on terms that are acceptable to the Company.	The Company entered into a letter of intent dated June 24, 2020 to merge with B. Riley Principal Merger Corp. II (“BMRG II”). BMRG II is a special acquisition company (“SPAC”) incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “SPAC transaction”). The SPAC transaction is currently expected to close in the fourth quarter of 2020 and would allow all holders of the Company’s equity and equity-linked securities to receive a combination of common stock of the continuing public company, which will be a wholly owned subsidiary of BMRG II. Accordingly, as part of the closing of the SPAC transaction, the Company currently expects substantially all the total amounts owed on the Company’s outstanding convertible notes will be converted into shares of the continuing public company. The merger would result in a net increase in cash to the Company of between approximately $66.4 million, assuming maximum shareholder redemptions permitted under the Business Combination Agreement, and $212.3 million, assuming minimum shareholder redemption, for which management plans to use to, among other things, fund the Company’s obligations as they become due. While management believes they will be able to close the SPAC transaction in October 2020, no assurance can be provided that such transaction will close or on terms that are acceptable to the Company. If the Company is unable to close the SPAC transaction, management plans to obtain additional outside capital to fund the Company’s current cost structure through the issuance of Series E Preferred shares and modify the terms of the Company’s outstanding convertible notes to, among other things, extend the current amounts owed to future periods. While management believes they would be able to issue Series E Preferred shares and modify the terms of the Company’s outstanding convertible notes in the event the SPAC transaction fails to close, no assurance can be provided that such issuance and modification will occur or on terms that are acceptable to the Company.
Deferred transaction costs					$ 2,386,000
Impairment of long - lived assets						$ 1,590,000		1,441,000
Convertible notes payable related party						65,942,000		1,000,000
Fair value of convertible notes payable related party						76,559,000		$ 2,350,000
Fair value of the embedded derivative liability						$ 1,618,000
IPO [Member]
Summary of Significant Accounting Policies (Textual)
Sale of units		17,500,000
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Common stock, shares, issued			5,750,000	5,750,000	4,375,000	4,375,000
Common stock, shares, outstanding			5,750,000	5,750,000	4,375,000	5,750,000	[3]
Stock split			1 to 575
Purchase shares
Total members deficit				$ 575	$ 437	$ 575	[1]		437				575
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Common stock, shares, issued					1,271,195
Common stock, shares, outstanding					1,271,195
Purchase shares	[1]				17,500,000
Total members deficit							[1]		$ 108
Class A Common Stock [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Textual)
Purchase shares					9,075,000

[1]	Includes an aggregate of 750,000 shares that are subject to forfeiture to the extent that the underwriter's over-allotment is not exercised in full (Note 4). On February 3, 2020, the Company conducted a 1:575 stock split and reclassification for each share outstanding (Note 4).
[2]	Includes an aggregate of 656,250 shares that are subject to forfeiture to the extent that the underwriters over-allotment is not exercised in full (Note 4). On February 3, 2020, the Company conducted a 1:575 shares for each share outstanding (Note 4).
[3]	Includes an aggregate of 750,000 shares that are subject to forfeiture to the extent the underwriter’s overallotment is not exercised in full (Note 4).